Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Beginning balance	$ 81,012	$ 92,337
Additions based on tax positions related to the current year	680	193
Amounts released related to tax positions taken in prior years	(11,518)	(11,518)
Ending balance	$ 70,174	$ 81,012